UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2017 are attached hereto.

Item 2. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: June 29, 2017

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: June 29, 2017

Schedules of Investments As of April 30, 2017

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2017 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 22.01% of Total Net Assets
	207,797 Troy Oz.	Gold bullion (a)	$263,091,416
	265,000 Coins	One-ounce gold coins (a)	342,760,275

		Total Gold Assets (identified cost $539,498,493)	$605,851,691

		SILVER ASSETS — 5.55% of Total Net Assets
	8,637,372 Troy Oz.	Silver bullion (a)	$148,476,431
	361 Bags	Silver coins (a)	4,278,215

		Total Silver Assets (identified cost $158,835,488)	$152,754,646

Principal Amount
		SWISS FRANC ASSETS — 8.31% of Total Net Assets
CHF	1,300,011	Swiss franc deposits (a)	$1,306,544

CHF	5,000,000	3.000% Swiss Confederation Bonds, 05-12-19	$5,428,668
CHF	100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	110,389,447
CHF	100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	111,520,101

		Total Swiss Confederation bonds	$227,338,216

		Total Swiss Franc Assets (identified cost $217,369,070)	$228,644,760

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 17.82% of Total Net Assets

		NATURAL RESOURCES — 7.71% of Total Net Assets
	200,000	Apache Corporation	$9,728,000
	900,000	BHP Billiton, Ltd. (b)	32,040,000
	200,000	BP, p.l.c. (b)	6,864,000
	500,000	Cameco Corporation	4,795,000
	500,000	Canadian Natural Resources Ltd.	15,935,000
	200,000	Chevron Corporation	21,340,000
	200,000	ConocoPhillips	9,582,000
	200,000	Devon Energy Corporation	7,898,000
	200,000	Exxon Mobil Corporation	16,330,000
	4,000,000	Freeport-McMoRan, Inc. (a)	51,000,000
	300,000	Newfield Exploration Company (a)	10,386,000
	400,000	Rio Tinto p.l.c (b)	15,928,000
	600,000	South32 Limited (b)	6,204,000
	500,000	Vale S.A. (b)	4,290,000

			$212,320,000

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2017 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 10.11% of Total Net Assets
100,000	Alexander & Baldwin, Inc.	$4,601,000
100,000	AvalonBay Communities, Inc.	18,984,000
100,000	Boston Properties, Inc.	12,660,000
100,000	Corporate Office Properties Trust	3,274,000
300,000	Digital Realty Trust, Inc.	34,452,000
250,000	Duke Realty Corporation	6,932,500
100,000	Essex Property Trust, Inc.	24,447,000
100,000	Federal Realty Investment Trust	13,089,000
2,500,000	Investors Real Estate Trust	14,775,000
200,000	Kimco Realty Corporation	4,058,000
500,000	Outfront Media, Inc.	13,080,000
700,000	Prologis, Inc.	38,087,000
125,000	Regency Centers Corporation	7,897,500
125,000	Texas Pacific Land Trust	38,388,750
200,000	UDR, Inc.	7,468,000
200,000	Urstadt Biddle Properties, Inc.	3,350,000
500,000	Urstadt Biddle Properties, Inc. Class A	9,830,000
100,000	Vornado Realty Trust	9,624,000
200,000	Washington Real Estate Investment Trust	6,334,000
200,000	Weyerhaeuser Company	6,774,000

		$278,105,750

	Total Real Estate and Natural Resource Stocks (identified cost $515,044,772)	$490,425,750

	AGGRESSIVE GROWTH STOCKS — 18.71% of Total Net Assets

	AEROSPACE — .98% of Total Net Assets
100,000	Lockheed Martin Corporation	$26,945,000

		$26,945,000
	CHEMICALS — .67% of Total Net Assets
100,000	Air Products & Chemicals, Inc.	$14,050,000
100,000	Mosaic Company	2,693,000
50,000	Versum Materials, Inc. (a)	1,601,000

		$18,344,000
	COMMUNICATIONS EQUIPMENT — .30% of Total Net Assets
100,000	Juniper Networks, Inc.	$3,007,000
100,000	Qualcomm, Inc.	5,374,000

		$8,381,000
	COMPUTER SOFTWARE & SERVICES — .41% of Total Net Assets
125,000	Autodesk, Inc. (a)	$11,258,750

		$11,258,750
	CONSUMER PRODUCTS — .19% of Total Net Assets
125,000	Under Armour, Inc. Class A (a)	$2,686,250
125,000	Under Armour, Inc. Class C (a)	2,426,250

		$5,112,500
	ELECTRICAL EQUIPMENT & ELECTRONICS — .40% of Total Net Assets
300,000	Sanmina Corporation (a)	$11,175,000

		$11,175,000

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2017 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .96% of Total Net Assets
100,000	Baker Hughes, Inc.	$5,937,000
300,000	HollyFrontier Corporation	8,442,000
2,500,000	Parker Drilling Company (a)	4,125,000
100,000	Phillips 66	7,956,000

		$26,460,000
	ENGINEERING & CONSTRUCTION — .32% of Total Net Assets
100,000	CalAtlantic Group, Inc.	$3,622,000
100,000	Fluor Corporation	5,132,000

		$8,754,000

	ENTERTAINMENT & LEISURE — 6.19% of Total Net Assets
200,000	CBS Corporation Class A	$13,450,000
100,000	Disney (Walt) Company	11,560,000
800,000	Facebook, Inc. Class A (a)	120,200,000
150,000	Viacom, Inc. Class A	6,690,000
150,000	Wynn Resorts, Ltd.	18,451,500

		$170,351,500
	FINANCIAL SERVICES — 2.27% of Total Net Assets
150,000	First Republic Bank	$13,869,000
400,000	KeyCorp	7,296,000
400,000	Morgan Stanley	17,348,000
400,000	Schwab (Charles) Corporation	15,540,000
100,000	State Street Corporation	8,390,000

		$62,443,000
	MANUFACTURING — 2.05% of Total Net Assets
125,000	Agilent Technologies, Inc.	$6,881,250
125,000	Harley-Davidson, Inc.	7,101,250
100,000	Illinois Tool Works, Inc.	13,809,000
100,000	IPG Photonics Corporation (a)	12,632,000
100,000	Parker-Hannifin Corporation	16,080,000

		$56,503,500
	MATERIALS — .28% of Total Net Assets
125,000	Nucor Corporation	$7,666,250

		$7,666,250
	PHARMACEUTICALS — 1.29% of Total Net Assets
100,000	Amgen, Inc.	$16,332,000
100,000	Celgene Corporation (a)	12,405,000
100,000	Gilead Sciences, Inc.	6,855,000

		$35,592,000
	RETAIL — .89% of Total Net Assets
100,000	Costco Wholesale Corporation	$17,752,000
125,000	Williams-Sonoma, Inc.	6,756,250

		$24,508,250

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2017 (Unaudited)

Number of Shares		Market Value
	TRANSPORTATION — 1.51% of Total Net Assets
100,000	FedEx Corporation	$18,970,000
100,000	Kansas City Southern	9,007,000
200,000	Ryder System, Inc.	13,582,000

		$41,559,000

	Total Aggressive Growth Stocks (identified cost $257,531,534)	$515,053,750

Principal Amount
	DOLLAR ASSETS — 26.62% of Total Net Assets

	CORPORATE BONDS — 12.65% of Total Net Assets

	AGRICULTURAL PRODUCTS — .18% of Total Net Assets
$5,000,000	3.200% Bunge Limited Finance Company, 06-15-17	$5,010,073

		$5,010,073
	BEVERAGES — .36% of Total Net Assets
10,000,000	2.000% Molson Coors Brewing Company, 05-01-17	$9,966,555

		$9,966,555
	CHEMICALS — .15% of Total Net Assets
3,875,000	5.200% FMC Corporation, 12-15-19	$4,160,417

		$4,160,417
	COMMUNICATIONS EQUIPMENT — .46% of Total Net Assets
5,000,000	2.450% AT&T, Inc., 06-30-20	$5,013,430
7,500,000	6.550% Tyco Electronics Group, S.A., 10-01-17	7,653,769

		$12,667,199
	CONSUMER PRODUCTS — .91% of Total Net Assets
4,491,000	5.650% General Mills, Inc., 02-15-19	$4,786,986
10,000,000	6.125% Kimberly-Clark Corporation, 08-01-17	10,106,210
5,000,000	1.554% Mondelez International, Inc., 02-01-19 (c)	5,021,423
5,000,000	.850% Unilever Capital Corporation, 08-02-17	4,994,022

		$24,908,641
	ENERGY SERVICES & PROCESSING — .99% of Total Net Assets
4,200,000	7.500% Baker Hughes, Inc., 11-15-18	$4,576,866
12,500,000	2.000% Haliburton Company, 08-01-18	12,590,200
10,000,000	2.950% Phillips 66, 05-01-17	10,012,950

		$27,180,016
	FINANCIAL SERVICES — 3.04% of Total Net Assets
7,433,000	2.375% First Republic Bank, 06-17-19	$7,452,352
5,000,000	4.950% JPMorgan Chase & Company, 03-25-20	5,401,600
4,000,000	2.900% KeyCorp, 09-15-20	4,073,912
7,500,000	2.700% Legg Mason, Inc., 07-15-19	7,534,470
24,000,000	1.694% Manufacturers & Traders Trust Company, 12-01-21 (c)	23,650,728
19,840,000	2.100% National Bank of Canada, 12-14-18	19,957,482
15,000,000	4.956% State Street Corporation, 03-15-18	15,409,155

		$83,479,699

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2017 (Unaudited)

Principal Amount		Market Value
	FOOD & DRUG STORES — .33% of Total Net Assets
$8,200,000	6.150% The Kroger Company, 01-15-20	$9,057,712

		$9,057,712
	FOOD SERVICE DISTRIBUTION — .27% of Total Net Assets
7,500,000	1.900% Sysco Corporation, 04-01-19	$7,512,135

		$7,512,135
	HEALTHCARE SERVICES — .29% of Total Net Assets
8,000,000	2.500% Laboratory Corporation of America Holdings, 11-01-18	$8,084,196

		$8,084,196
	INFORMATION SERVICES — .18% of Total Net Assets
5,000,000	1.650% Thomson Reuters Company, 09-29-17	$5,003,315

		$5,003,315
	INSURANCE — .19% of Total Net Assets
4,540,000	8.750% Lincoln National Corporation, 07-01-19	$5,164,227

		$5,164,227
	MANUFACTURING — 1.96% of Total Net Assets
6,500,000	2.550% Amphenol Corporation, 01-30-19	$6,570,483
6,000,000	2.750% Crane & Company, Inc., 12-15-18	6,080,448
6,575,000	1.500% Eaton Corporation, 11-02-17	6,575,372
6,000,000	6.800% Harley-Davidson Funding Corporation, 06-15-18 (d)	6,326,715
5,000,000	6.875% Ingersoll-Rand p.l.c., 08-15-18	5,326,045
7,500,000	2.250% Precision Castparts Corporation, 06-15-20	7,570,879
4,985,000	2.451% Stanley Black & Decker, Inc., 11-17-18	5,039,092
6,610,000	1.778% United Technologies Corporation, 05-04-18 (c)	6,619,485
3,850,000	1.350% Whirlpool Corporation, 03-01-17	3,891,784

		$54,000,303
	MEDICAL SUPPLIES — .88% of Total Net Assets
6,000,000	1.150% AmerisourceBergen Corporation, 05-15-17	$6,000,225
10,000,000	2.675% Becton, Dickinson & Company, 12-15-19	10,086,155
4,000,000	1.400% McKesson Corporation, 03-15-18	3,992,328
4,000,000	7.125% Medco Health Solutions, Inc., 03-15-18	4,168,644

		$24,247,352
	NATUAL RESOURCES — .76% of Total Net Assets
4,350,000	6.875% EOG Resources, Inc., 10-01-18	$4,670,421
6,000,000	1.500% Occidental Petroleum Corporation, 02-15-18	6,029,580
10,000,000	6.250% XTO Energy, Inc., 08-01-17	10,143,840

		$20,843,841
	REAL ESTATE — .80% of Total Net Assets
3,419,000	6.100% AvalonBay Communities, Inc., 03-15-20	$3,789,308
5,940,000	7.500% Highwoods Realty, L.P., 04-15-18	6,234,666
6,360,000	4.000% Prologis L.P., 01-15-18	6,435,525
5,000,000	7.375% Weyerhaeuser Company, 10-01-19	5,587,565

		$22,047,064
	RESTAURANTS — .16% of Total Net Assets
4,485,000	2.600% Brinker International, Inc., 05-15-18	$4,495,080

		$4,495,080

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2017 (Unaudited)

Principal Amount		Market Value
	RETAIL — .15% of Total Net Assets
$4,000,000	1.625% Autozone, Inc., 04-21-19	$3,973,256

		$3,973,256
	TRANSPORTATION — .19% of Total Net Assets
5,000,000	4.700% Burlington Northern Santa Fe, LLC, 10-01-19	$5,345,072

		$5,345,072
	UTILITIES — .40% of Total Net Assets
6,000,000	2.500% Dominion Gas Holdings, LLC, 12-15-19	$6,055,659
5,000,000	1.300% Southern Company, 08-15-17	4,997,843

		$11,053,502

		$348,199,655

	UNITED STATES TREASURY SECURITIES — 13.97% of Total Net Assets

100,000,000	United States Treasury bonds 6.250%, 08-15-23	$125,173,057
100,000,000	United States Treasury bonds 6.000%, 02-15-26	130,226,385
100,000,000	United States Treasury bonds 5.250%, 11-15-28	128,966,737

		$384,366,179

	Total Dollar Assets (identified cost $677,480,114)	$732,565,834

	Total Portfolio — 99.02% of total net assets (identified cost $2,365,759,471) (e)	$2,725,296,431
	Other assets, less liabilities (.98% of total net assets)	26,873,528

	Net assets applicable to outstanding shares	$2,752,169,959

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2017.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2017, these securities amounted to $6,326,715, or .23% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

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SHORT-TERM TREASURY PORTFOLIO Schedule of Investments April 30, 2017 (Unaudited)

Principal Amount		Market Value
	UNITED STATES AGENCY SECURITIES — 17.13% of Total Net Assets
$1,500,000	Fannie Mae 1.000%, 07-30-18	$1,497,501
995,000	Federal Farm Credit Bank 1.030%, 05-11-18	993,850

	Total United States Agency Securities (identified cost $2,491,443)	$2,491,351

	UNITED STATES TREASURY SECURITIES — 82.32% of Total Net Assets
4,000,000	United States Treasury notes .625%, 08-31-17	$3,996,316
3,000,000	United States Treasury notes .750%, 12-31-17	2,994,005
1,500,000	United States Treasury notes 1.000%, 03-15-18	1,498,659
1,500,000	United States Treasury notes .750%, 04-15-18	1,494,680
2,000,000	United States Treasury notes .625%, 06-30-18	1,987,928

	Total United States Treasury Securities (identified cost $11,989,157)	$11,971,588

	Total Portfolio — 99.45% of total net assets (identified cost $14,480,600)(a)	$14,462,939
	Other assets, less liabilities (.55% of total net assets)	79,871

	Net assets applicable to outstanding shares	$14,542,810

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2017 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 83.92% of Total Net Assets

	ADVERTISING & MARKETING — 1.89% of Total Net Assets
$220,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$229,787

		$229,787
	CHEMICALS — 6.07% of Total Net Assets
500,000	5.750% Chemtura Corporation, 07-15-21	$518,125
221,000	8.500% LSB Industries, Inc., 08-01-19	219,895

		$738,020
	COMPUTER HARDWARE & PERIPHERALS — 3.49% of Total Net Assets
400,000	4.375% HP, Inc., 09-15-21	$425,210

		$425,210
	CONSUMER PRODUCTS — 1.00% of Total Net Assets
119,000	4.625% Brunswick Corporation, 05-15-21 (a)	$121,752

		$121,752
	ENERGY SERVICES & PROCESSING — 4.82% of Total Net Assets
1,100,000	6.375% GulfMark Offshore, Inc., 03-15-22 (b)	$585,750

		$585,750
	FINANCIAL SERVICES — 7.45% of Total Net Assets
300,000	4.300% Fifth Third Bancorp, 01-16-24	$315,062
600,000	1.694% Manufacturers & Traders Trust Company, 12-01-21 (c)	591,268

		$906,330
	INSURANCE — 8.07% of Total Net Assets
250,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$273,310
250,000	5.800% Fairfax Financial Holdings, Ltd., 05-15-21 (a)	272,394
400,000	6.000% Pacific Lifecorp, 02-10-20 (a)	435,416

		$981,120
	LODGING — 3.35% of Total Net Assets
400,000	3.375% Hyatt Hotels Corporation, 07-15-23	$407,286

		$407,286
	MANUFACTURING — 3.29% of Total Net Assets
400,000	3.875% Kennametal, Inc., 02-15-22	$400,245

		$400,245
	MATERIALS — 6.01% of Total Net Assets
700,000	5.200% Carpenter Technology Corporation, 07-15-21	$731,042

		$731,042
	NATURAL RESOURCES — 7.92% of Total Net Assets
500,000	3.550% Freeport-McMoRan, Inc., 03-01-22	$472,500
500,000	4.700% Murphy Oil Corporation, 12-01-22	491,250

		$963,750
	PHARMACEUTICALS — 4.67% of Total Net Assets
550,000	3.450% Zoetis, Inc., 11-13-20	$567,709

		$567,709
	REAL ESTATE — 15.39% of Total Net Assets
400,000	5.250% CBL & Associates, LP, 12-01-23	$400,207
300,000	3.700% Corporate Office Properties, L.P., 06-15-21	308,188
400,000	3.375% Essex Portfolio, L.P., 01-15-23	404,863
400,000	4.125% Liberty Property LP, 06-15-22	421,191
300,000	7.750% SL Green Realty Corporation, 03-15-20	337,696

		$1,872,145

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2017 (Unaudited)

Principal Amount		Market Value
	RESTAURANTS — 1.56% of Total Net Assets
$200,000	3.875% Brinker International, Inc., 05-15-23	$190,358

		$190,358
	TRANSPORTATION — 2.01% of Total Net Assets
200,000	9.750% Norfolk Southern Rail Company, 06-15-20	$244,484

		$244,484
	UTILITIES — 2.34% of Total Net Assets
275,000	4.625% UIL Holdings Corporation, 10-01-20	$284,494

		$284,494
	WASTE & ENVIRONMENTAL SERVICES — 4.59% of Total Net Assets
500,000	5.250% Republic Services, Inc., 11-15-21	$558,358

		$558,358

	Total Corporate Bonds (identified cost $10,555,398)	$10,207,840

Number of Shares
	PREFERRED STOCKS — 7.72% of Total Net Assets

	REAL ESTATE — 3.12% of Total Net Assets
15,000	7.950% Investors Real Estate Trust, Series B, Perpetual	$379,500

		$379,500
	PHARMACEUTICALS — 4.60% of Total Net Assets
30,000	7.450% Phoenix Companies, Inc., 01-15-20	$559,200

		$559,200

	Total Preferred Stocks (identified cost $961,750)	$938,700

	COMMON STOCKS AND WARRANTS — 2.52% of Total Net Assets

	NATURAL RESOURCES — 2.52% of Total Net Assets
11,527	Peabody Energy Corporation (d)	$292,901
540	Peabody Energy Corporation warrants (d)	13,721

		$306,622

	Total Common Stocks and Warrants (identified cost $907,124)	$306,622

	Total Portfolio — 94.16% of total net assets (identified cost $12,424,272) (e)	$11,453,162
	Other assets, less liabilities (5.84% of total net assets)	710,155

	Net assets applicable to outstanding shares	$12,163,317

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2017, these securities amounted to $829,562, or 6.82% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Non-interest bearing as the security is in default.
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2017.
	(d) Non-income producing.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2017 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 99.98% of Total Net Assets

	AEROSPACE — 6.62% of Total Net Assets
7,000	Lockheed Martin Corporation	$1,886,150

		$1,886,150
	CHEMICALS — 4.77% of Total Net Assets
7,000	Air Products & Chemicals, Inc.	$983,500
8,000	Mosaic Company	215,440
5,000	Versum Materials, Inc. (a)	160,100

		$1,359,040
	COMMUNICATIONS EQUIPMENT — 2.35% of Total Net Assets
8,000	Juniper Networks, Inc.	$240,560
8,000	Qualcomm, Inc.	429,920

		$670,480
	COMPUTER SOFTWARE & SERVICES — 2.53% of Total Net Assets
8,000	Autodesk, Inc. (a)	$720,560

		$720,560
	CONSUMER PRODUCTS — 1.44% of Total Net Assets
10,000	Under Armour, Inc. Class A (a)	$214,900
10,000	Under Armour, Inc. Class C (a)	194,100

		$409,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.31% of Total Net Assets
10,000	Sanmina Corporation (a)	$372,500

		$372,500
	ENERGY SERVICES & PROCESSING — 4.71% of Total Net Assets
8,000	Baker Hughes, Inc.	$474,960
25,000	HollyFrontier Corporation	703,500
100,000	Parker Drilling Company (a)	165,000

		$1,343,460
	ENGINEERING & CONSTRUCTION — 2.46% of Total Net Assets
8,000	CalAtlantic Group, Inc.	$289,760
8,000	Fluor Corporation	410,560

		$700,320
	ENTERTAINMENT & LEISURE — 15.24% of Total Net Assets
5,000	Disney (Walt) Company	$578,000
18,000	Facebook, Inc. Class A (a)	2,704,500
10,000	Viacom, Inc. Class A	446,000
5,000	Wynn Resorts, Ltd.	615,050

		$4,343,550
	FINANCIAL SERVICES — 13.55% of Total Net Assets
12,000	First Republic Bank	$1,109,520
50,000	KeyCorp	912,000
18,000	Morgan Stanley	780,660
10,000	Schwab (Charles) Corporation	388,500
8,000	State Street Corporation	671,200

		$3,861,880

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2017 (Unaudited)

Number of Shares		Market Value
	MANUFACTURING — 11.91% of Total Net Assets
7,000	Agilent Technologies, Inc.	$385,350
5,000	Harley-Davidson, Inc.	284,050
7,000	Illinois Tool Works, Inc.	966,630
5,000	IPG Photonics Corporation (a)	631,600
7,000	Parker-Hannifin Corporation	1,125,600

		$3,393,230
	MATERIALS — 2.15% of Total Net Assets
10,000	Nucor Corporation	$613,300

		$613,300
	NATURAL RESOURCES — 5.18% of Total Net Assets
75,000	Freeport-McMoRan, Inc. (a)	$956,250
15,000	Newfield Exploration Company (a)	519,300

		$1,475,550
	PHARMACEUTICALS — 8.74% of Total Net Assets
7,000	Amgen, Inc.	$1,143,240
7,000	Celgene Corporation (a)	868,350
7,000	Gilead Sciences, Inc.	479,850

		$2,491,440
	RETAIL — 6.26% of Total Net Assets
7,000	Costco Wholesale Corporation	$1,242,640
10,000	Williams-Sonoma, Inc.	540,500

		$1,783,140
	TRANSPORTATION — 10.76% of Total Net Assets
7,000	FedEx Corporation	$1,327,900
8,000	Kansas City Southern	720,560
15,000	Ryder System, Inc.	1,018,650

		$3,067,110

	Total Portfolio — 99.98% of total net assets (identified cost $12,216,148) (b)	$28,490,710
	Other assets, less liabilities (.02% of total net assets)	4,882

	Net assets applicable to outstanding shares	$28,495,592

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

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NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2017 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of April 30, 2017 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$486,111,611	$558	$200,483	$17,790,168
Investments other than securities	69,973,114	—	—	—

	556,084,725	558	200,483	17,790,168
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(186,847,006)	(18,219)	(1,171,593)	(1,515,606)
Investments other than securities	(9,700,759)	—	—	—

	(196,547,765)	(18,219)	(1,171,593)	(1,515,606)

Net unrealized appreciation (depreciation) of investments	$359,536,960	$(17,661)	$(971,110)	$16,274,562

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value policies approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2017 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2017 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the three months ended April 30, 2017 and the Fund held no Level 3 assets during the three months then ended.

As of April 30, 2017 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$605,851,691	$—	$—	$605,851,691
Silver assets	152,754,646	—	—	152,754,646
Swiss franc assets	1,306,544	227,338,216	—	228,644,760
Real estate and natural resource stocks	490,425,750	—	—	490,425,750
Aggressive growth stocks †	515,053,750	—	—	515,053,750
Dollar assets:
Corporate bonds †	—	348,199,655	—	348,199,655
United States Treasury securities	384,366,179	—	—	384,366,179

Total Portfolio	$2,149,758,560	$575,537,871	$—	$2,725,296,431

	78.88%	21.12%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Agency securities	$2,491,351	$—	$—	$2,491,351
United States Treasury securities	11,971,588	—	—	11,971,588

Total Portfolio	$14,462,939	$—	$—	$14,462,939

	100.00%	—%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$10,207,840	$—	$10,207,840
Preferred stocks	938,700	—	—	938,700
Common stocks and warrants	292,901	13,721	—	306,622

Total Portfolio	$1,231,601	$10,221,561	$—	$11,453,162

	10.75%	89.25%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$28,490,710	$—	$—	$28,490,710

Total Portfolio	$28,490,710	$—	$—	$28,490,710

	100.00%	—%	—%	100.00%

†	See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

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Schedules of Investments

As of April 30, 2017

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	06/17

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2017 Permanent Portfolio Family of Funds. All rights reserved.